TRADE RECEIVABLES - AGING ANALYSIS OF OUTSTANDING TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 3,922,829	¥ 4,148,413
Less than 1 year [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	3,034,930	2,799,028
Over 1 year but within 2 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	524,652	763,812
Over 2 years but within 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	231,879	522,122
Over 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 131,368	¥ 63,451